CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		162 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Revenues {1}
Revenues	$ 0	$ 0	$ 1,728,800
Operating Expenses
Impairment of assets	0	0	225,000
Geology and engineering	0	3,410	68,656
Depreciation expense	669	0	1,815
General and administrative	105,359	67,538	21,962,414
Total Operating Expenses	106,028	70,948	22,257,885
Loss from Operations	(106,028)	(70,948)	(20,529,085)
Financing expenses, net	0	0	3,017,000
Loss on settlement of debt and make whole provision	7,500	198,866	630,057
Interest expense	427	28,923	295,295
Gain on debt restructuring	(12,988)	0	(12,988)
Penalty for early extinguishment of debt	0	13,750	30,000
(Gain) loss on derivatives	0	(27,500)	1,569,867
Net Loss	$ (113,955)	$ (309,757)	$ (26,096,304)
Basic and diluted loss per share	$ 0	$ 0
Weighted average number of shares outstanding--basic and diluted	83,016,809	77,934,771